Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 19, 2023
Entity Registrant Name	dei_EntityRegistrantName	BBH TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001342947
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 18, 2023
Document Effective Date	dei_DocumentEffectiveDate	Aug. 19, 2023
Prospectus Date	rr_ProspectusDate	Aug. 19, 2023
BBH Partner Fund - International Equity
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BBHLX